UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Morgan Stanley Mortgage Capital Holdings LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period October 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported): February 16, 2016

Commission File Number of securitizer:                   025-00606

Central Index Key Number of securitizer:               0001541557

Tejal P. Wadhwani, Executive Director, Phone: (212) 762-5609

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☐

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:   ________________________________________________________

______________________________________________
 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):    _____________________________________
Central Index Key Number of underwriter (if applicable):   ________________________________________

_________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga–1 Representations and Warranties Disclosure

This Form ABS-15G/A amends the Asset-Backed Securitizer Report on Form ABS-15G, dated and filed as of February 12, 2016 (the “Original Filing”), with respect to the Morgan Stanley Mortgage Capital Holdings LLC (the “Securitizer”).

The disclosures required to be filed by the Securitizer by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2) were included as Exhibit 99.1 to the Original Filing.  Certain dollar figures and percentages in such Exhibit 99.1 have subsequently been updated and corrected.

This Form ABS-15G/A amends, and restates and supersedes Exhibit 99.1 to the Original Filing in its entirety.  There are no other changes to the Original Filing.

Item 2. Exhibits

99.1            The table required to be filed by the Securitizer by Rule 15Ga-1(c)(2) according to the filing requirements of Rule 15Ga-1(c)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  February 16, 2016

MORGAN STANLEY MORTGAGE CAPITAL HOLDINGS LLC (SECURITIZER)

By:	/s/ George Kok
Name: George Kok
Title: Vice President

Exhibit Index

Exhibit 99.1	The table required to be filed by the Securitizer by Rule 15Ga-1(c)(2) according to the filing requirements of Rule 15Ga-1(c)(2).